Note 1 - Basis of Presentation (Details) (USD $)		0 Months Ended	1 Months Ended
	Jan. 23, 2014	Mar. 04, 2014 MacDermid [Member]	Oct. 31, 2013 MacDermid [Member]
Note 1 - Basis of Presentation (Details) [Line Items]
Business Acquisition, Percentage of Ownership		3.00%	97.00%
Share Price (in Dollars per share)	$ 0.01